Loan Payables (Details) - CNY (¥)	1 Months Ended
	Jul. 29, 2022	Dec. 29, 2021	Oct. 29, 2021	Jul. 27, 2021	Jun. 30, 2023	Dec. 13, 2021	Sep. 17, 2020
Loan Payables (Details) [Line Items]
Loan borrowed							¥ 20,000,000
Loan repaid amount	¥ 500,000	¥ 1,000,000	¥ 2,000,000	¥ 10,000,000
Loan outstanding balance					¥ 6,500,000	¥ 10,000
ZJ Youguan [Member]
Loan Payables (Details) [Line Items]
Weighted average interest rate							7.50%